Deferred Revenue - Additional Information (Detail) $ / shares in Units, € in Thousands, $ in Millions						1 Months Ended	12 Months Ended
	Feb. 28, 2017 USD ($)	Jan. 23, 2017 EUR (€) shares	Jan. 23, 2017 USD ($) shares	Dec. 20, 2016 USD ($) $ / shares shares	Apr. 08, 2014 EUR (€)	Jan. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Jun. 01, 2017 shares
Disclosure of deferred income [line items]
Total deferred revenue							€ 137,191	€ 31,816
Non-refundable upfront payment received | $	$ 120.0
Aggregate purchase price						$ 80.0	€ 74,738	50,547	€ 46,478
Percentage of global development costs							35.00%
Percentage share in profit and losses							50.00%
Sales milestones payment							€ 350,000
Milestone opportunity							€ 2,800,000
Bottom of range [member]
Disclosure of deferred income [line items]
Percentage of royalty payable							6.00%
Royalties percentage							6.00%
Top of range [member]
Disclosure of deferred income [line items]
Percentage of royalty payable							10.00%
Royalties percentage							10.00%
Incyte Corporation [member]
Disclosure of deferred income [line items]
Non-refundable upfront payment receivable | $				$ 120.0
Common shares issued | shares		3,200,000	3,200,000	3,200,000						3,200,000
Purchase price per share | $ / shares				$ 25
Aggregate purchase price		€ 74,700	$ 80.0	$ 80.0
Estimated amortization period							21 years
Incyte collaboration agreement [member]
Disclosure of deferred income [line items]
Total deferred revenue							€ 137,000	31,400
ONO Research and License Agreement [member]
Disclosure of deferred income [line items]
Total deferred revenue							€ 200	€ 400
Estimated amortization period					4 years 6 months		4 years 6 months
Non-refundable upfront payment received					€ 1,000